Business Combination, Significant Transaction and Sale of Business (Details)									1 Months Ended						6 Months Ended	12 Months Ended
	Apr. 02, 2023	Dec. 12, 2022 USD ($) shares	Apr. 02, 2022	Oct. 05, 2021 USD ($)	Apr. 06, 2021 USD ($)	Apr. 05, 2021 USD ($)	Apr. 02, 2021 USD ($)	Jan. 02, 2021 USD ($)	Mar. 31, 2023 USD ($)	Aug. 23, 2022 USD ($)	Feb. 28, 2022 USD ($)	Feb. 16, 2022	Jan. 27, 2022 USD ($)	Apr. 29, 2021	Jun. 30, 2022	Dec. 31, 2022 USD ($)	Oct. 02, 2022 USD ($)	Oct. 02, 2022 ILS (₪)	Jul. 01, 2022 USD ($)	Jun. 19, 2022 USD ($)	Jun. 19, 2022 ILS (₪)	May 19, 2022 USD ($)	Apr. 30, 2022 USD ($)	Apr. 24, 2022 USD ($)	Apr. 24, 2022 ILS (₪)	Oct. 05, 2021 ILS (₪)	Jul. 04, 2021 USD ($)	Apr. 06, 2021 ILS (₪)	Apr. 05, 2021 ILS (₪)
Business Combination, Significant Transaction and Sale of Business (Details) [Line Items]
Cash consideration amount							$ 6,000,000										$ 2,657,000	₪ 9,412			₪ 14,751				₪ 154,469
Paid in cash							4,000,000			$ 7,993,000			$ 11,043,000				1,994,000	7,065					$ 257,000
Acquired cash							5,900,000			11,482,000							$ 2,415,000	₪ 8,555			41,006
Percentage of share capital													50.10%			51.00%
Contingent consideration payments				$ 2,063												$ 708,000
Fair value consideration													$ 10,450,000			$ 0
Purchase share percentage																49.90%
Purchase price amount in cash																$ 8,560,000
Closing acquired cash										7,846,000			9,495,000
Total consideration paid																1,753
Net of deferred tax liability																1,163
Goodwill amount																$ 898
Remaining cash paid							2,000,000
Remaining shares percentage								40.00%							4.90%
Gross amount																								$ 5,004,000	₪ 44,260
Interest rate, percentage																60.00%
Deferred tad liability																$ 2,745,000
Partnership percentage											49.90%
Businesses consideration											$ 3,537
Provide corporation shares (in Shares) | shares		50,000
Subsequent Events [Member]
Business Combination, Significant Transaction and Sale of Business (Details) [Line Items]
Paid in cash									$ 957,000
Closing acquired cash		$ 589,000
Deferred payment									$ 915,000
2023 [Member]
Business Combination, Significant Transaction and Sale of Business (Details) [Line Items]
Deferred payment																2,765,000
2024 [Member]
Business Combination, Significant Transaction and Sale of Business (Details) [Line Items]
Deferred payment																$ 870,000
United Stated [Member]
Business Combination, Significant Transaction and Sale of Business (Details) [Line Items]
Provide corporation shares (in Shares) | shares		2,000
Tiful Gemel Ltd. [Member]
Business Combination, Significant Transaction and Sale of Business (Details) [Line Items]
Percentage of subsidiary outstanding shares																						100.00%
Total cash consideration																						$ 3,466,000
Thor Denmark Holding ApS and subsidiaries [Member]
Business Combination, Significant Transaction and Sale of Business (Details) [Line Items]
Acquired cash													19,944,000
Purchase price amount in cash													$ 21,492,000
Delphi Technology Inc. and its subsidiary [Member]
Business Combination, Significant Transaction and Sale of Business (Details) [Line Items]
Cash consideration amount										11,629,000
Purchase price amount in cash										$ 100,000
RightStar Inc. [Member]
Business Combination, Significant Transaction and Sale of Business (Details) [Line Items]
Paid in cash																			$ 3,428,000
Acquired cash																			$ 2,981,000
Acquisition of Menarva Ltd. [Member]
Business Combination, Significant Transaction and Sale of Business (Details) [Line Items]
Cash consideration amount							5,595,000
Paid in cash							3,000,000
Acquired cash							5,505,000
Fair value consideration							$ 2,595,000
Acquisition of 9540 Y.G. Soft IT Ltd. [Member]
Business Combination, Significant Transaction and Sale of Business (Details) [Line Items]
Cash consideration amount								$ 1,134,000
Paid in cash								367,000																			$ 256,000
Acquired cash								$ 843,000
Percentage of share capital								60.00%
Fair value consideration								$ 510,000
Gestetnertec Ltd. [Member]
Business Combination, Significant Transaction and Sale of Business (Details) [Line Items]
Cash consideration amount																								$ 46,165,000
Share capital percentage																								45.20%	45.20%
Interest rate, percentage																49.00%
Sale of Infinity Labs R. & D. Ltd.[Member]
Business Combination, Significant Transaction and Sale of Business (Details) [Line Items]
Share capital percentage																								4.90%	4.90%
NetEffects Inc [Member]
Business Combination, Significant Transaction and Sale of Business (Details) [Line Items]
Cash consideration amount																				$ 12,720,000	₪ 44,012
Aptonet Inc [Member]
Business Combination, Significant Transaction and Sale of Business (Details) [Line Items]
Acquired cash																				11,851,000
A.A Engineering Ltd. [Member]
Business Combination, Significant Transaction and Sale of Business (Details) [Line Items]
Cash consideration amount																				$ 4,263,000
AVB Technologies Ltd. [Member]
Business Combination, Significant Transaction and Sale of Business (Details) [Line Items]
Percentage of share capital				60.00%
AVB Technologies Ltd. [Member] | Minimum [Member]
Business Combination, Significant Transaction and Sale of Business (Details) [Line Items]
Cash consideration amount				$ 1,433,000																						₪ 4,626
AVB Technologies Ltd. [Member] | Maximum [Member]
Business Combination, Significant Transaction and Sale of Business (Details) [Line Items]
Acquired cash				1,260,000																						₪ 4,068
SQ Service Quality Ltd. [Member]
Business Combination, Significant Transaction and Sale of Business (Details) [Line Items]
Cash consideration amount						$ 1,218,000																							₪ 4,043
Acquired cash						$ 822,000																							₪ 2,734
Percentage of share capital						60.00%
Contingent consideration payments				$ 639,000
Interest rate, percentage						40.00%																							40.00%
Acquisition of I.T.D. Group Ltd. [Member]
Business Combination, Significant Transaction and Sale of Business (Details) [Line Items]
Description of business combination														Matrix IT acquired 75% of the share capital of the I.T.D. Group for cash consideration of NIS 5,750 (approximately $1,771) or NIS 4,141 net of acquired cash (approximately $1,276). As part of the purchase agreement, the sellers may still be entitled to future additional consideration contingent upon I.T.D. Group achieving certain future operating profit targets. As of the acquisition date, Matrix IT estimates the future value of the contingent consideration at NIS 223 (approximately $69). Matrix IT also holds a future call option to purchase the remaining 25% of I.T.D. Group’s share capital. I.T.D. Group is a leading provider of software development, regulation and cybersecurity services for the healthcare industry in Israel, assisting companies to: design and develop innovative solutions, services, and desktop, mobile, and cloud-based apps; ensure rock-solid cybersecurity and privacy in compliance with HIPAA/GDPR standards; and manage FDA/CE submissions. Acquisition-related costs were immaterial. Unaudited pro forma condensed results of operations were not presented since they were not material to the Company’s consolidated statement of profit or loss. I.T.D Group’s results of operations were included in the consolidated financial statements of the Company commencing May 2021.
Acquisition of A.A Engineering Ltd. [Member]
Business Combination, Significant Transaction and Sale of Business (Details) [Line Items]
Cash consideration amount						$ 3,160,000																							₪ 10,490
Acquired cash						$ 2,797,000																							9,289
Percentage of share capital						75.00%
Contingent consideration payments						$ 143,000																							₪ 474
Interest rate, percentage						25.00%																							25.00%
Acquisition of Formally Smart Form System Ltd [Member]
Business Combination, Significant Transaction and Sale of Business (Details) [Line Items]
Fair value consideration																$ 4,021,000
Description of business combination												Michpal acquired 70% of the share capital of Formally, for a total consideration of NIS 44,833 (approximately $14,415) or NIS 43,768 (approximately $14,073) net of acquired cash. Michpal and the seller hold mutual call and put options, respectively, for the remaining 30% share interest in Formally. The options can be exercised during every year starting from January 1, 2023 in 3 equal portions of 10% each and for a period of 3 years thereafter (i.e. 10% of Formally’s outstanding share capital as of 1.1.23 and for a period of 3 years thereafter; 10% as of 1.1.24 and for a period of 3 years thereafter and 10% as of 1.1.24 and for a period of 3 years thereafter).The fair value of the put option measured on the acquisition date amounted to NIS 6,104 (approximately $1,936). Formally is an Israeli-based company and the creator of Formally Smart Form platform – a central server platform for managing knowledge and work processes, and for producing digital forms combined with a legally-binding eSignature technology allowing customers to create impressive documents in minutes and get them signed in a snap. Formally offers a variety of proprietary computerized and advanced tools for managing business processes trusted by Israel’s largest financial, banking, and insurance enterprises. Its “no-code” platform, allows to convert outdated forms into a digital process for any company freeing IT teams from ongoing maintenance issues and enables employees across the organization to deliver new digital products quickly and efficiently. Acquisition-related costs were immaterial. Unaudited pro forma condensed results of operations were not presented since they were not material to the Company’s consolidated statement of profit or loss. Formally’s results of operations were included in the consolidated financial statements of the Company commencing February 16, 2022.
Good will																1,891,000
Magic Software [Member]
Business Combination, Significant Transaction and Sale of Business (Details) [Line Items]
Cash consideration amount																$ 3,532,000
Calculo S.A.U [Member]
Business Combination, Significant Transaction and Sale of Business (Details) [Line Items]
Cash consideration amount		$ 7,737,000
Paid in cash		5,276,000
Acquired cash		$ 8,646,000
Zap Group acquisition [Member]
Business Combination, Significant Transaction and Sale of Business (Details) [Line Items]
Cash consideration amount					$ 74,350,000																							₪ 244,169
Acquired cash					$ 65,825,000																							216,172
Percentage of share capital					100.00%
Contingent consideration payments					$ 18,270,000																							60,000
Fair value consideration					$ 1,089,000																							₪ 3,577
One Tranches [Member]
Business Combination, Significant Transaction and Sale of Business (Details) [Line Items]
Purchase share percentage			30.00%
Two Tranches [Member]
Business Combination, Significant Transaction and Sale of Business (Details) [Line Items]
Purchase share percentage	19.90%
Safra Digital Marketing [Member]
Business Combination, Significant Transaction and Sale of Business (Details) [Line Items]
Percentage of share capital																51.00%
Bottom of range [member] | Magic Software [Member]
Business Combination, Significant Transaction and Sale of Business (Details) [Line Items]
Acquired cash																$ 2,819,000